Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt
Summary Of Long-Term Debt Of AT&T And Its Subsidiaries
			2011	2010
Notes and debentures
	Interest Rates	Maturities[1]
	0.35% – 2.99%	2011 – 2016	$5,500	$2,250
	3.00% – 4.99%	2011 – 2021	8,659	5,880
	5.00% – 6.99%	2011 – 2095	41,390	43,506
	7.00% – 9.10%	2011 – 2097	8,471	11,986
	Other		3	14
Fair value of interest rate swaps recorded in debt			445	435
			64,468	64,071
Unamortized premium, net of discount			46	185
Total notes and debentures			64,514	64,256
Capitalized leases			239	259
Total long-term debt, including current maturities			64,753	64,515
Current maturities of long-term debt[2]			(3,453)	(5,544)
Total long-term debt			$61,300	$58,971
[1]	Maturities assume putable debt is redeemed by the holders at the next opportunity.
[2]	Current maturities of long-term debt does not include $1,200 of long-term debt, which was called on January 13, 2012,
	and redeemed on February 15, 2012.

Debt Maturing Within One Year
	2011	2010
Current maturities of long-term debt[1]	$3,453	$5,544
Commercial paper	-	1,625
Bank borrowings[2]	-	27
Total	$3,453	$7,196
[1]	Current maturities of long-term debt does not include $1,200 of long-term debt, which was called on January 13, 2012, and redeemed on February 15, 2012.
[2]	Outstanding balance of short-term credit facility of a foreign subsidiary.

Long-Term Debt - Scheduled Repayments
	2012	2013	2014	2015	2016	Thereafter
Debt repayments[1,2]	$3,453	$5,824	$4,788	$4,514	$4,923	$41,111
Weighted-average interest rate	5.0%	5.6%	5.1%	4.3%	3.7%	6.2%
[1]	Debt repayments assume putable debt is redeemed by the holders at the next opportunity.
[2]	Long-term debt obligations and interest payments on long-term debt were not adjusted to reflect the January 13, 2012, notice to call $1,200 of debt, which was completed on February 15, 2012, with an original maturity of February 15, 2056.